Financial Instruments - Net Effects Of Derivative Financial Instruments That Did Not Met Hedging Criteria (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Contract Not Met Hedging Criteria | Cross currency swaps and interest rate swaps | Market value gain on financial instruments
Disclosure of detailed information about hedges [line items]
Cross currency swaps and interest rate swaps	$ 185	$ 938	$ 141